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Invesco Dorsey Wright SmallCap Momentum ETF
Summary Information
Investment Objective
The Invesco Dorsey Wright SmallCap Momentum ETF (the “Fund”) seeks to track the investment results (before fees and expenses) of the Dorsey Wright® SmallCap Technical LeadersTM Index (the “Underlying Index”).

Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Invesco Dorsey Wright SmallCap Momentum ETF Invesco Dorsey Wright SmallCap Momentum ETF
Management Fees	0.60%
Other Expenses	none
Total Annual Fund Operating Expenses	0.60%

Example.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. This example does not include brokerage commissions that investors may pay to buy and sell Shares. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

Expense Example	1 Year	3 Years	5 Years	10 Years
Invesco Dorsey Wright SmallCap Momentum ETF | Invesco Dorsey Wright SmallCap Momentum ETF | USD ($)	61	192	335	750

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 181% of the average value of its portfolio.

Principal Investment Strategies
The Fund generally will invest at least 90% of its total assets in the securities that comprise the Underlying Index. Strictly in accordance with its guidelines and mandated procedures, Dorsey, Wright & Associates, LLC (“Dorsey Wright” or the “Index Provider”) compiles and maintains the Underlying Index, which is composed of approximately 200 securities from an eligible universe of approximately 2,000 securities ranked 1,001 to 3,000 by market capitalization within the NASDAQ US Benchmark Index™, a float adjusted market capitalization-weighted index designed to track the performance of the U.S. equity market. Dorsey Wright selects securities for the Underlying Index pursuant to a proprietary selection methodology that is designed to identify companies that demonstrate powerful relative strength or “momentum” characteristics. “Relative strength” is an investing technique that seeks to determine the strongest performing securities by measuring certain factors, such as a security’s relative performance against the overall market over a set period or a security’s relative strength value, which is derived by comparing the rate of increase of the security’s price as compared to that of a benchmark index.
The Index Provider uses a proprietary methodology to analyze the relative strength of each security within the universe of eligible securities and determine a “momentum” score. In general, momentum is the tendency of an investment to exhibit persistence in its relative performance; a “momentum” style of investing emphasizes investing in securities that have had better recent performance compared to other securities. The momentum score for each security included in the Underlying Index is based on intermediate and long-term upward price movements of the security as compared to a representative benchmark index.
After giving each eligible security a momentum score, the Index Provider selects approximately 200 securities with the highest momentum scores for inclusion in the Underlying Index. The Index Provider weights each security by its momentum score, with higher scoring securities representing a greater weight in the Underlying Index.
As of October 31, 2023, the Underlying Index was comprised of 200 securities with market capitalizations ranging from $199.2 million to $6.00 billion.
The Fund employs a “full replication” methodology in seeking to track the Underlying Index, meaning that the Fund generally invests in all of the securities comprising the Underlying Index in proportion to their weightings in the Underlying Index.
The Fund intends to be “diversified,” as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), to the extent that the Underlying Index is diversified. The Fund may become “non-diversified” as defined in the 1940 Act solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the Underlying Index. Should the Fund become “non-diversified,” it will no longer be required to meet certain diversification requirements under the 1940 Act and may invest a greater portion of its assets in securities of a small group of issuers or in any one individual issuer than can a diversified fund. Shareholder approval will not be sought when the Fund crosses from diversified to non-diversified status solely due to a change in relative market capitalization or index weighting of one or more constituents of the Underlying Index. In seeking to track the Underlying Index, the Fund was managed as diversified as of August 31, 2023.
Concentration Policy. The Fund will concentrate its investments (i.e., invest more than 25% of the value of its net assets) in securities of issuers in any one industry or group of industries only to the extent that the Underlying Index reflects a concentration in that industry or group of industries. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or group of industries. As of August 31, 2023, the Fund had significant exposure to the industrials sector. The Fund's portfolio holdings, and the extent to which it concentrates its investments, are likely to change over time.

Principal Risks of Investing in the Fund
Performance
The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund’s average annual total returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by showing how the Fund’s total returns have varied from year to year and by showing how the Fund’s average annual total returns compared with a broad measure of market performance and an additional index with characteristics relevant to the Fund. The Fund's performance reflects fee waivers, if any, absent which performance would have been lower. Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, the Fund’s past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.
Updated performance information is available online at www.invesco.com/ETFs.

Annual Total Returns—Calendar Years

	Period Ended	Returns
Year-to-date	September 30, 2023	3.64%
Best Quarter	June 30, 2020	30.94%
Worst Quarter	March 31, 2020	-28.29%

Average Annual Total Returns (for the periods ended December 31, 2022)
Average Annual Returns - Invesco Dorsey Wright SmallCap Momentum ETF	1 Year	5 Years	10 Years	Inception Date
Invesco Dorsey Wright SmallCap Momentum ETF	(18.49%)	8.73%	10.86%	Jul. 19, 2012
After Taxes on Distributions | Invesco Dorsey Wright SmallCap Momentum ETF	(18.64%)	8.65%	10.79%
After Taxes on Distributions and Sale of Fund Shares | Invesco Dorsey Wright SmallCap Momentum ETF	(10.83%)	6.89%	9.02%
Dorsey Wright® SmallCap Technical Leaders Index (reflects no deduction for fees, expenses or taxes)	(17.97%)	9.34%	11.49%
Russell 2000® Index (reflects no deduction for fees, expenses or taxes)	(20.44%)	4.13%	9.01%

After-tax returns in the above table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.